Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nushares ETF Trust
Entity Central Index Key	0001635073
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000175723 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG Large‑Cap Growth ETF
Class Name	Nuveen ESG Large‑Cap Growth ETF
Trading Symbol	NULG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen ESG Large‑Cap Growth ETF for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Large‑Cap Growth ETF	$29	0.26%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.26%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen ESG Large‑Cap Growth ETF (NULG)’s total return at net asset value (NAV) was 23.51% for the 12 months ended October 31, 2025. The Fund’s custom index, the Nuveen ESG USA Large‑Cap Growth Index, returned 23.96%.

•
The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index.

•
During the reporting period, the Fund’s custom index significantly underperformed the Fund’s base index, the MSCI USA Growth Index, which returned 34.61%.

•
Performance drivers between the Fund’s custom index and base index during the reporting period:

•
Top contributors to the custom index’s relative performance

•
Security selection in the health care sector, led by a lack of exposure to Intuitive Surgical, Inc. and an underweight to McKesson Corp.

•
Top detractors from the custom index’s relative performance

•
Security selection in the information technology sector, including a lack of exposure to Palantir Technologies Inc. and an overweight to Gartner, Inc.

•
Security selection in the communication services sector, including underweights to Alphabet Inc. and Netflix, Inc.

•
Security selection in the consumer discretionary sector, including overweights to Deckers Outdoor Corporation and Chipotle Mexican Grill, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/13/16)

NAV	23.51%	17.52%	18.91%

MSCI USA Index	21.89%	17.32%	15.19%

MSCI USA Growth Index	34.61%	19.69%	20.35%

Nuveen ESG USA Large‑Cap Growth Index	23.96%	17.89%	19.32%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectusesor call (800) 257‑8787.
Net Assets	$ 1,986,003,591
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 4,024,614
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,986,003,591

Total number of portfolio holdings	84

Portfolio turnover (%)	62%

Total management fees paid for the year	$ 4,024,614

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
Investment policy change: Effective February 28, 2025, the Fund eliminated its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 (“Name Policy”) to invest, under normal market conditions, at least 80% of its net assets and the amount of any borrowings for investment purposes in the securities of large-capitalization companies. The Fund retained its Name Policy to invest, under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Nuveen ESG USA Large‑Cap Growth Index.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Strategies [Text Block]
Investment policy change: Effective February 28, 2025, the Fund eliminated its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 (“Name Policy”) to invest, under normal market conditions, at least 80% of its net assets and the amount of any borrowings for investment purposes in the securities of large-capitalization companies. The Fund retained its Name Policy to invest, under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Nuveen ESG USA Large‑Cap Growth Index.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000175724 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG Large‑Cap Value ETF
Class Name	Nuveen ESG Large‑Cap Value ETF
Trading Symbol	NULV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen ESG Large‑Cap Value ETF for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Large‑Cap Value ETF	$27	0.26%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen ESG Large‑Cap Value ETF (NULV)’s total return at net asset value (NAV) was 11.02% for the 12 months ended October 31, 2025. The Fund’s custom index, the Nuveen ESG USA Large‑Cap Value Index, returned 11.35%.

•
The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index.

•
During the reporting period, the Fund’s custom index outperformed the Fund’s base index, the MSCI USA Value Index, which returned 8.79%.

•
Performance drivers between the Fund’s custom index and base index during the reporting period:

•
Top contributors to the custom index’s relative performance

•
Security selection in the health care sector, led by a lack of exposure to UnitedHealth Group Incorporated and an overweight to Cardinal Health, Inc.

•
Security selection in the communications services sector, led by a lack of exposure to Meta Platforms Inc and an overweight to Electronic Arts Inc.

•
An overweight to Intel Corporation.

•
Top detractors from the custom index’s relative performance

•
Security selection in the consumer staples sector, including overweights to Kenvue, Inc. and Target Corporation.

•
Security selection in the financials sector, including a lack of exposure to JPMorgan Chase & Co. and an overweight to Fidelity National Information Services.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/13/16)

NAV	11.02%	11.92%	8.91%

MSCI USA Index	21.89%	17.32%	15.19%

MSCI USA Value Index	8.79%	14.02%	9.39%

Nuveen ESG USA Large‑Cap Value Index	11.35%	12.26%	9.27%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,855,787,463
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 4,309,255
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,855,787,463

Total number of portfolio holdings	104

Portfolio turnover (%)	58%

Total management fees paid for the year	$ 4,309,255

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
Investment policy change: Effective February 28, 2025, the Fund eliminated its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 (“Name Policy”) to invest, under normal market conditions, at least 80% of its net assets and the amount of any borrowings for investment purposes in the securities of large-capitalization companies. The Fund retained its Name Policy to invest, under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Nuveen ESG USA Large‑Cap Value Index.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Strategies [Text Block]
Investment policy change: Effective February 28, 2025, the Fund eliminated its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 (“Name Policy”) to invest, under normal market conditions, at least 80% of its net assets and the amount of any borrowings for investment purposes in the securities of large-capitalization companies. The Fund retained its Name Policy to invest, under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Nuveen ESG USA Large‑Cap Value Index.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000175725 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG Mid‑Cap Growth ETF
Class Name	Nuveen ESG Mid‑Cap Growth ETF
Trading Symbol	NUMG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen ESG Mid‑Cap Growth ETF for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Mid-Cap Growth ETF	$32	0.31%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen ESG Mid‑Cap Growth ETF (NUMG)’s total return at net asset value (NAV) was 8.51% for the 12 months ended October 31, 2025. The Fund’s custom index, the Nuveen ESG USA Mid‑Cap Growth Index, returned 8.88%.

•
The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with the representative sampling process. The representative sampling process utilizes a subset of index securities in an effort to provide exposure similar to that of the custom index.

•
During the reporting period, the Fund’s custom index significantly underperformed the Fund’s base index, the MSCI USA Mid‑Growth Index, which returned 20.09%.

•
Performance drivers between the Fund’s custom index and base index during the reporting period:

•
Top contributors to the custom index’s relative performance

•
Security selection in the health care sector, including a lack of exposure to Illumina, Inc. and Dexcom, Inc.

•
Top detractors from the custom index’s relative performance

•
Security selection in the information technology sector, including a lack of exposure to Cloudflare Inc and AppLovin Corp.

•
Security selection in the industrials sector, including a lack of exposure to Howmet Aerospace Inc. and Vertiv Holdings Co.

•
Security selection in the financials sector, including an underweight to Robinhood Markets, Inc. and a lack of exposure to SoFi Technologies Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/13/16)

NAV	8.51%	5.95%	10.48%

MSCI USA Index	21.89%	17.32%	15.19%

MSCI USA Mid‑Cap Growth Index	20.09%	12.20%	13.54%

Nuveen ESG USA Mid‑Cap Growth Index	8.88%	6.28%	10.88%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 407,771,828
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,251,533
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$407,771,828

Total number of portfolio holdings	47

Portfolio turnover (%)	95%

Total management fees paid for the year	$ 1,251,533

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
Investment policy change: Effective February 28, 2025, the Fund eliminated its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 (“Name Policy”) to invest, under normal market conditions, at least 80% of its net assets and the amount of any borrowings for investment purposes in the securities of mid‑capitalization companies. The Fund retained its Name Policy to invest, under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Nuveen ESG USA Mid‑Cap Growth Index.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Strategies [Text Block]
Investment policy change: Effective February 28, 2025, the Fund eliminated its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 (“Name Policy”) to invest, under normal market conditions, at least 80% of its net assets and the amount of any borrowings for investment purposes in the securities of mid‑capitalization companies. The Fund retained its Name Policy to invest, under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Nuveen ESG USA Mid‑Cap Growth Index.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000175726 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG Mid‑Cap Value ETF
Class Name	Nuveen ESG Mid‑Cap Value ETF
Trading Symbol	NUMV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen ESG Mid‑Cap Value ETF for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Mid‑Cap Value ETF	$33	0.31%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen ESG Mid‑Cap Value ETF (NUMV)’s total return at net asset value (NAV) was 9.70% for the 12 months ended October 31, 2025. The Fund’s custom index, the Nuveen ESG USA Mid‑Cap Value Index, returned 10.08%.

•
The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index.

•
During the reporting period, the Fund’s custom index significantly outperformed the Fund’s base index, the MSCI USA Mid‑Cap Value Index, which returned 5.20%.

•
Performance drivers between the Fund’s custom index and base index during the reporting period:

•
Top contributors to the custom index’s relative performance

•
Security selection in the health care sector, led by an overweight to Cardinal Health, Inc. and an underweight to Molina Healthcare, Inc.

•
Security selection in the information technology sector, led by overweights to Western Digital Corporation and First Solar, Inc.

•
Security selection in the financials sector, led by an out‑of‑benchmark position in Robinhood Markets, Inc. and an overweight to Huntington Bancshares Incorporated.

•
Top detractors from the custom index’s relative performance

•
An overweight and security selection in the real estate sector, including an overweight to Iron Mountain, Inc.

•
An overweight to Owens Corning.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/13/16)

NAV	9.70%	12.36%	7.93%

MSCI USA Index	21.89%	17.32%	15.19%

MSCI USA Mid‑Cap Value Index	5.20%	12.45%	7.88%

Nuveen ESG USA Mid‑Cap Value Index	10.08%	12.73%	8.33%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 404,916,490
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 1,128,770
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$404,916,490

Total number of portfolio holdings	93

Portfolio turnover (%)	63%

Total management fees paid for the year	$ 1,128,770

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
Investment policy change: Effective February 28, 2025, the Fund eliminated its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 (“Name Policy”) to invest, under normal market conditions, at least 80% of its net assets and the amount of any borrowings for investment purposes in the securities of mid‑capitalization companies. The Fund retained its Name Policy to invest, under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Nuveen ESG USA Mid‑Cap Value Index.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Strategies [Text Block]
Investment policy change: Effective February 28, 2025, the Fund eliminated its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 (“Name Policy”) to invest, under normal market conditions, at least 80% of its net assets and the amount of any borrowings for investment purposes in the securities of mid‑capitalization companies. The Fund retained its Name Policy to invest, under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Nuveen ESG USA Mid‑Cap Value Index.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000175727 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG Small‑Cap ETF
Class Name	Nuveen ESG Small‑Cap ETF
Trading Symbol	NUSC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen ESG Small‑Cap ETF for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Small-Cap ETF	$32	0.31%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen ESG Small‑Cap ETF (NUSC)’s total return at net asset value (NAV) was 6.32% for the 12 months ended October 31, 2025. The Fund’s custom index, the Nuveen ESG USA Small‑Cap Index, returned 6.62%.

•
The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index.

•
During the reporting period, the Fund’s custom index significantly underperformed the Fund’s base index, the MSCI USA Small‑Cap Index, which returned 12.01%.

•
Performance drivers between the Fund’s custom index and base index during the reporting period:

•
Top contributors to the custom index’s relative performance

•
Security selection in the industrials sector, led by overweights to Comfort Systems USA, Inc. and Kratos Defense & Security Solutions, Inc.

•
Security selection in the energy sector, led by overweights to TechnipFMC plc and Delek US Holdings Inc.

•
Top detractors from the custom index’s relative performance

•
Security selection in the healthcare sector, including a lack of exposure to Insmed Incorporated and overweights to Vaxcyte, Inc. and PROCEPT BioRobotics Corp.

•
Security selection in the information technology sector, including a lack of exposure to Credo Technology Group Holding Ltd., Sandisk Corporation, and Rigetti Computing, Inc.

•
Security selection in financials, including a lack of exposure to SoFi Technologies and overweights to Morningstar, Inc. and Kinsale Capital Group, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/13/16)

NAV	6.32%	10.06%	8.70%

MSCI USA Index	21.89%	17.32%	15.19%

MSCI USA Small‑Cap Index	12.01%	12.74%	9.76%

Nuveen ESG USA Small‑Cap Index	6.62%	10.37%	9.07%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,235,452,683
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 3,585,248
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$1,235,452,683

Total number of portfolio holdings	442

Portfolio turnover (%)	56%

Total management fees paid for the year	$ 3,585,248

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
Investment policy change: Effective February 28, 2025, the Fund eliminated its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 (“Name Policy”) to invest, under normal market conditions, at least 80% of its net assets and the amount of any borrowings for investment purposes in the securities of small-capitalization companies. The Fund retained its Name Policy to invest, under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Nuveen ESG USA Small‑Cap Index.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Strategies [Text Block]
Investment policy change: Effective February 28, 2025, the Fund eliminated its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 (“Name Policy”) to invest, under normal market conditions, at least 80% of its net assets and the amount of any borrowings for investment purposes in the securities of small-capitalization companies. The Fund retained its Name Policy to invest, under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Nuveen ESG USA Small‑Cap Index.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000183268 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG International Developed Markets Equity ETF
Class Name	Nuveen ESG International Developed Markets Equity ETF
Trading Symbol	NUDM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen ESG International Developed Markets Equity ETF for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG International Developed Markets Equity ETF	$32	0.29%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen ESG International Developed Markets Equity ETF (NUDM)’s total return at net asset value (NAV) was 23.63% for the 12 months ended October 31, 2025. The Fund’s custom index, the Nuveen ESG International Developed Markets Equity Index, returned 24.05%.

•
The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with fair value pricing of the Fund’s international securities.

•
A non‑U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•
During the reporting period, the Fund’s custom index outperformed the Fund’s base index, the MSCI EAFE Index (Net), which returned 23.03%.

•
Performance drivers between the Fund’s custom index and base index during the reporting period:

•
Top contributors to the custom index’s relative performance

•
Security selection in the communication services sector, led by overweights to SoftBank Group Corp. and Vodafone Group Public Limited.

•
Security selection in the financials sector, led by an underweight to Sony Financial Group Inc. and overweights to Lloyds Banking Group plc and Intesa Sanpaolo S.p.A.

•
Security selection in the consumer staples sector, led by a lack of exposure to Nestle S.A. and Diageo plc, and an overweight to Ajinomoto Co., Inc.

•
Top detractors from the custom index’s relative performance

•
Security selection in the health care sector, including overweights to Novo Nordisk A/S, CSL Limited, and Chugai Pharmaceutical Co., Ltd.

•
Security selection in the industrials sector, including an overweight to Bunzl plc and a lack of exposure to Rolls-Royce Holdings plc and Rheinmetall AG.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/6/17)

NAV	23.63%	12.51%	7.78%

MSCI EAFE® Index (Net)	23.03%	12.33%	7.42%

Nuveen ESG International Developed Markets Equity Index	24.05%	12.82%	8.08%

Performance Inception Date	Jun. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 621,252,646
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 1,509,482
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$621,252,646

Total number of portfolio holdings	150

Portfolio turnover (%)	68%

Total management fees paid for the year	$ 1,509,482

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000183269 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG Emerging Markets Equity ETF
Class Name	Nuveen ESG Emerging Markets Equity ETF
Trading Symbol	NUEM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen ESG Emerging Markets Equity ETF for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Emerging Markets Equity ETF	$40	0.36%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.36%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen ESG Emerging Markets Equity ETF (NUEM)’s total return at net asset value (NAV) was 24.42% for the 12 months ended October 31, 2025. The Fund’s custom index, the Nuveen ESG Emerging Markets Equity Index, returned 24.94%.

•
The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with fair value pricing of the Fund’s international securities.

•
A non‑U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•
During the reporting period, the Fund’s custom index underperformed the Fund’s base index, the MSCI Emerging Markets Index (Net), which returned 27.91%.

•
Performance drivers between the Fund’s custom index and base index during the reporting period:

•
Top contributors to the custom index’s relative performance

•
Security selection in the industrials sector, led by overweights to SK Square, Ltd., Bharat Electronics Limited, and LS Electric Co., Ltd.

•
Security selection in the financials sector, led by overweights to Agricultural Bank of China Limited and Industrial and Commercial Bank of China Limited.

•
Top detractors from the custom index’s relative performance

•
Security selection in the consumer discretionary sector, including a lack of exposure to Alibaba Group Holding Limited and overweights to Meituan and Trent Limited.

•
Security selection in the materials sector, including overweights to LG Chem Ltd., Pidilite Industries Limited, and Asian Paints Ltd.

•
An underweight and security selection in the information technology sector, including a lack of exposure to SK Hynix Inc. and Samsung Electronics Co., Ltd.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/6/17)

NAV	24.42%	6.94%	6.62%

MSCI Emerging Markets Index (Net)	27.91%	7.46%	6.47%

Nuveen ESG Emerging Markets Equity Index	24.94%	7.88%	7.50%

Performance Inception Date	Jun. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 328,927,561
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 1,069,067
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$328,927,561

Total number of portfolio holdings	187

Portfolio turnover (%)	69%

Total management fees paid for the year	$ 1,069,067

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000206035 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG Large‑Cap ETF
Class Name	Nuveen ESG Large‑Cap ETF
Trading Symbol	NULC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen ESG Large‑Cap ETF for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Large‑Cap ETF	$23	0.21%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen ESG Large‑Cap ETF (NULC)’s total return at net asset value (NAV) was 17.72% for the 12 months ended October 31, 2025. The Fund’s custom index, the Nuveen ESG USA Large‑Cap Index, returned 17.98%.

•
The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index.

•
During the reporting period, the Fund’s custom index significantly underperformed the Fund’s base index, the MSCI USA Index, which returned 21.89%.

•
Performance drivers between the Fund’s custom index and base index during the reporting period:

•
Top contributors to the custom index’s relative performance

•
Security selection in the health care sector, led by a lack of exposure to UnitedHealth Group Incorporated and an overweight to McKesson Corporation.

•
Security selection in the real estate sector, led by an overweight to Welltower Inc.

•
Top detractors from the custom index’s relative performance

•
Security selection in the communication services sector, including underweights to Alphabet Inc. and Netflix, Inc.

•
Security selection in the information technology sector, including a lack of exposure to Palantir Technologies Inc. and an underweight to Broadcom Inc.

•
Security selection in the consumer discretionary sector, including an underweight to Tesla, Inc. and a lack of exposure to Amazon.com, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/3/19)

NAV	17.72%	14.78%	15.35%

MSCI USA Index	21.89%	17.32%	17.18%

Nuveen ESG USA Large‑Cap Index	17.98%	15.04%	15.60%

Performance Inception Date	Jun. 03, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 52,918,783
Holdings Count | Holding	165
Advisory Fees Paid, Amount	$ 86,817
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$52,918,783

Total number of portfolio holdings	165

Portfolio turnover (%)	72%

Total management fees paid for the year	$ 86,817

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
Investment policy change: Effective February 28, 2025, the Fund eliminated its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 (“Name Policy”) to invest, under normal market conditions, at least 80% of its net assets and the amount of any borrowings for investment purposes in the securities of large-capitalization companies. The Fund retained its Name Policy to invest, under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Nuveen ESG USA Large‑Cap Index.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Strategies [Text Block]
Investment policy change: Effective February 28, 2025, the Fund eliminated its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 (“Name Policy”) to invest, under normal market conditions, at least 80% of its net assets and the amount of any borrowings for investment purposes in the securities of large-capitalization companies. The Fund retained its Name Policy to invest, under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Nuveen ESG USA Large‑Cap Index.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000227558 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Growth ETF
Class Name	Nuveen Dividend Growth ETF
Trading Symbol	NDVG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Dividend Growth ETF for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Dividend Growth ETF	$68	0.65%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Dividend Growth ETF returned 10.49% for Common Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the S&P 500 Index, which returned 21.45%.

•
Top contributors to relative performance

•
Overweights to Broadcom Inc. and Amphenol Corporation.

•
Out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

•
Top detractors from relative performance

•
Security selection and an underweight to the communication services sector, including lack of exposure to Alphabet Inc. and an overweight to Comcast Corporation.

•
Security selection and an overweight to the health care sector, including overweights to UnitedHealth Group Incorporated and Zoetis, Inc., as well as an out‑of‑benchmark position in Novo Nordisk A/S.

•
Lack of exposure to NVIDIA Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	Since Inception (8/4/21)

NAV	10.49%	9.94%

S&P 500® Index	21.45%	12.61%

Performance Inception Date	Aug. 04, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go tohttps://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 13,099,177
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 80,567
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$13,099,177

Total number of portfolio holdings	43

Portfolio turnover (%)	10%

Total management fees paid for the year	$ 80,567

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000227560 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Winslow Large‑Cap Growth ESG ETF
Class Name	Nuveen Winslow Large‑Cap Growth ESG ETF
Trading Symbol	NWLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Winslow Large‑Cap Growth ESG ETF for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Winslow Large‑Cap Growth ESG ETF	$73	0.65%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.65%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Winslow Large‑Cap Growth ESG ETF returned 23.57% for Common Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the Russell 1000 Growth Index, which returned 30.52%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, including overweights to Vertiv Holdings Co. and Howmet Aerospace Inc.

•
A lack of exposure to the consumer staples sector.

•
An overweight to Shopify Inc.

•
Top detractors from relative performance

•
Security selection in the information technology sector, including a lack of exposure to Palantir Technologies Inc. and an underweight to AppLovin Corp.

•
An overweight and stock selection in the financials sector, including an underweight to Visa Inc. and an overweight to Ares Management Corporation.

•
Security selection in the consumer discretionary sector, including an underweight to Tesla Inc. and an overweight to Chipotle Mexican Grill, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	Since Inception (8/4/21)

NAV	23.57%	11.31%

Russell 1000® Index	21.14%	11.80%

Russell 1000® Growth Index	30.52%	14.55%

Performance Inception Date	Aug. 04, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 12,207,391
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 64,651
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$12,207,391

Total number of portfolio holdings	37

Portfolio turnover (%)	104%

Total management fees paid for the year	$ 64,651

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000228786 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG Dividend ETF
Class Name	Nuveen ESG Dividend ETF
Trading Symbol	NUDV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen ESG Dividend ETF for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Dividend ETF	$27	0.26%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen ESG Dividend ETF (NUDV)’s total return at net asset value (NAV) was 4.75% for the 12 months ended October 31, 2025. The Fund’s custom index, the Nuveen ESG USA High Dividend Yield Index, returned 5.02%.

•
The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index.

•
During the reporting period, the Fund’s custom index significantly underperformed the Fund’s base index, the MSCI USA Index, which returned 21.89%.

•
Performance drivers between the Fund’s custom index and base index during the reporting period:

•
Top contributors to the custom index’s relative performance

•
An overweight to Citigroup Inc.

•
An overweight to Caterpillar Inc.

•
An overweight to Goldman Sachs Group, Inc.

•
Top detractors from the custom index’s relative performance

•
An underweight and security selection in the information technology sector, including a lack of exposure to Broadcom Inc. and NVIDIA Corporation.

•
An overweight and security selection in the consumer staples sector, including overweights to Proctor & Gamble Company, Target Corporation, and Kenvue, Inc.

•
An overweight and security selection in the real estate sector, including overweights to American Tower Corporation, Equinix, Inc., and Iron Mountain, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	Since Inception (9/27/21)

NAV	4.75%	7.26%

MSCI USA Index	21.89%	12.30%

Nuveen ESG USA High Dividend Yield Index	5.02%	7.54%

Performance Inception Date	Sep. 27, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 34,742,794
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 61,086
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$34,742,794

Total number of portfolio holdings	86

Portfolio turnover (%)	66%

Total management fees paid for the year	$ 61,086

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000230537 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Growth Opportunities ETF
Class Name	Nuveen Growth Opportunities ETF
Trading Symbol	NUGO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Growth Opportunities ETF for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Growth Opportunities ETF	$63	0.56%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.56%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Growth Opportunities ETF returned 26.72% for Common Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell 1000 Growth Index, which returned 30.52%.

•
Top contributors to relative performance

•
Overweight to Broadcom Inc.

•
Security selection in the industrials sector, including overweights to Howmet Aerospace Inc., Vertiv Holdings Co. and GE Aerospace.

•
Top detractors from relative performance

•
Security selection in the health care sector, including an out‑of‑benchmark position in Novo Nordisk A/S as well as overweights to UnitedHealth Group Incorporated and Eli Lilly and Company.

•
Security selection in the consumer discretionary sector, including an underweight to Tesla, Inc. and overweights to AutoZone, Inc. and Chipotle Mexican Grill, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	Since Inception (9/27/21)

NAV	26.72%	13.11%

Russell 1000® Index	21.14%	11.95%

Russell 1000® Growth Index	30.52%	14.85%

Performance Inception Date	Sep. 27, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,919,761,777
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 15,179,759
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2025)

Fund net assets	$2,919,761,777

Total number of portfolio holdings	41

Portfolio turnover (%)	46%

Total management fees paid for the year	$ 15,179,759

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
Investment policy change: Effective February 28, 2025, the Fund adopted the following non‑fundamental investment policy pursuant to Rule 35d‑1 under the Investment Company Act of 1940:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of growth companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Strategies [Text Block]
Investment policy change: Effective February 28, 2025, the Fund adopted the following non‑fundamental investment policy pursuant to Rule 35d‑1 under the Investment Company Act of 1940:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of growth companies.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 27, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.
[4]	Annualized for period less than one year.
[5]	Annualized for period less than one year.
[6]	Annualized for period less than one year.
[7]	Annualized for period less than one year.
[8]	Annualized for period less than one year.
[9]	Annualized for period less than one year.
[10]	Annualized for period less than one year.
[11]	Annualized for period less than one year.
[12]	Annualized for period less than one year.